ACCOUNTS AND OTHER RECEIVABLE, NET - Allowance For Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Deduct: bad debt write offs	$ (10)	$ (6)	$ (3)
Foreign currency translation	(7)	0	(1)
Accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Loss allowance - beginning	40	7	10
Add: increase in allowance	22	39	1
Loss allowance - ending	$ 45	$ 40	$ 7